NONVESTED SHARES	12 Months Ended
Dec. 31, 2025
NONVESTED SHARES
NONVESTED SHARES

11.          NONVESTED SHARES

In 2023, the Company granted 298,000 nonvested shares to certain officers and employees. 126,000 of these shares vested immediately, 20,000 of these shares vest over a period of one year and 152,000 of these shares vest over a period of two years.

In 2024, the Company granted 254,000 nonvested shares to certain employees. 204,000 of these shares vested immediately, 24,000 of these shares vest over a period of ten months and 26,000 of these shares vest over a period of one year.

In 2025, the Company granted 565,068 nonvested shares to certain employees. 529,068 of these shares vested immediately, 36,000 of these shares vest over a period of one year.

The holders of the nonvested shares are entitled to voting rights, but shall not be entitled to dividends before vesting.

The following table summarizes information regarding the nonvested shares granted and vested:

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2025	104,000	$0.49
Granted	565,068	$0.13
Forfeited	(20,000)	$0.17
Vested	(613,068)	$0.39
Outstanding at December 31, 2025	36,000	$0.25

For the years ended December 31, 2023, 2024 and 2025, the Group recorded share-based compensation expenses of $134, $258 and $72 related to the nonvested shares, respectively. As of December 31, 2025, there was $8 of unrecognized compensation costs related to nonvested shares, which are expected to be recognized over a weighted average period of one year.

Total share-based compensation expenses for share options and nonvested shares for the years ended December 31, 2023, 2024 and 2025 were as follows:

	Years ended December 31,
	2023	2024	2025

Selling and marketing	$34	$89	$20
General and administrative	381	256	72
Total	$415	$345	$92